Financial results (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income statement [Abstract]
Disclosure of detailed information about income statement [Text Block]
The financial results composition is detailed as follows:

Financial results	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Finance income	22,870,538	14,263,669	3,451,143
Finance costs	(75,930,875)	(35,660,493)	(28,714,063)
Foreign currency exchange differences	(20,173,381)	(10,149,345)	2,551,823
Result as per adjustment units	1,198,565	2,529,298	(429,198)